Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2011
Segment Information and Sales to Significant Customers [Abstract]
Summary of revenue and long-lived assets by geographic area

	Year Ended September 30,
	2011	2010	2009

Revenue
United States	$1,899,173	$1,847,351	$1,754,309
Canada	433,923	404,658	400,264
Europe	403,115	353,239	394,263
Rest of the world	441,517	378,975	313,771

Total	$3,177,728	$2,984,223	$2,862,607

	As of September 30,
	2011	2010	2009

Long-lived Assets(1)
United States	$81,773	$110,245	$138,520
Israel	45,669	40,717	43,978
India	35,071	36,322	32,578
Europe	47,717	35,353	35,366
Rest of the world	48,172	35,636	29,217

Total	$258,402	$258,273	$279,659

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

	Year Ended September 30,
	2011	2010	2009

Customer experience systems	$2,978,288	$2,775,271	$2,685,460
Directory	199,440	208,952	177,147

Total	$3,177,728	$2,984,223	$2,862,607

Summary of the percentage of sales to significant customers groups

	Year Ended September 30,
	2011	2010	2009

Customer 1	29%	29%	33%
Customer 2	11	12	10
Customer 3	10	10	10